Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities
Cash used in operations	¥ (544,926)	$ (85,469)	¥ (167,161)	¥ (90,256)
Net cash used in operating activities	(544,900)	(85,469)	(167,161)	(90,256)
Cash flows from investing activities
Purchase of property, plant and equipment	(24,941)	(3,912)	(14,955)	(1,072)
Purchase of financial assets at fair value through profit or loss	(114,500)	(17,959)	(106,600)	(163,000)
Proceeds from disposal of financial assets at fair value through profit or loss	128,004	20,076	124,836	160,731
Payment for right-of-use assets	(22,284)	(3,495)
Purchase of intangible assets	(304)	(48)	(349)
Net cash (used in)/ generated from investing activities	(34,025)	(5,338)	2,932	(3,341)
Cash flows from financing activities
Proceeds from exercise of options	243	38		49
Proceeds from issuance of ordinary shares	1,431,775	224,567
Proceeds from issuance of financial instruments with preferred rights			923,247
Payment for lease liabilities	(805)	(126)	(538)	(445)
Payment for repurchase of ordinary shares	(3,674)	(576)
Issuance cost of financial instruments with preferred rights			(2,851)
Payment in relation to listing expenses	(111,440)	(17,479)	(1,097)
Net cash (used in)/ generated from financing activities	1,316,099	206,424	918,761	(396)
Net (decrease) increase in cash and cash equivalents	737,148	115,617	754,532	(93,993)
Cash and cash equivalents at the beginning of year	1,010,076	158,426	308,972	401,597
Effects of exchange rate changes on cash and cash equivalents	(40,344)	(6,327)	(53,428)	1,368
Cash and cash equivalents at end of year	¥ 1,706,880	$ 267,716	¥ 1,010,076	¥ 308,972